Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-5C31
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		Heather Bennett and Job Warshaw	hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 2)	15-16			and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17
		Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	18
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: BBCMS 2024-5C31 Transaction Manager	notices@pentalphasurveillance.com
Interest Shortfall Detail - Collateral Level	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Supplemental Notes	27	Directing Certificateholder	LNR Securities Holdings, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336YAA3	4.876000%	676,000.00	464,747.39	10,101.15	1,888.42	0.00	0.00	11,989.57	454,646.24	30.01%	30.00%
A-2	07336YAB1	5.137000%	103,762,000.00	103,762,000.00	0.00	444,187.83	0.00	0.00	444,187.83	103,762,000.00	30.01%	30.00%
A-3	07336YAC9	5.609000%	506,308,000.00	506,308,000.00	0.00	2,366,567.98	0.00	0.00	2,366,567.98	506,308,000.00	30.01%	30.00%
A-S	07336YAD7	5.852000%	97,065,000.00	97,065,000.00	0.00	473,353.65	0.00	0.00	473,353.65	97,065,000.00	18.88%	18.88%
B	07336YAE5	6.002000%	41,444,000.00	41,444,000.00	0.00	207,289.07	0.00	0.00	207,289.07	41,444,000.00	14.13%	14.13%
C	07336YAF2	5.756000%	37,081,000.00	37,081,000.00	0.00	177,865.20	0.00	0.00	177,865.20	37,081,000.00	9.88%	9.88%
D	07336YAR6	4.250000%	18,540,000.00	18,540,000.00	0.00	65,662.50	0.00	0.00	65,662.50	18,540,000.00	7.75%	7.75%
E	07336YAT2	4.250000%	8,725,000.00	8,725,000.00	0.00	30,901.04	0.00	0.00	30,901.04	8,725,000.00	6.75%	6.75%
F	07336YAV7	4.250000%	16,359,000.00	16,359,000.00	0.00	57,938.13	0.00	0.00	57,938.13	16,359,000.00	4.88%	4.88%
G	07336YAX3	4.250000%	10,907,000.00	10,907,000.00	0.00	38,628.96	0.00	0.00	38,628.96	10,907,000.00	3.63%	3.63%
H-RR*	07336YAZ8	6.808910%	31,628,000.00	31,628,000.00	0.00	179,500.72	0.00	0.00	179,500.72	31,628,000.00	0.00%	0.00%
R	07336YBB0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			872,495,000.00	872,283,747.39	10,101.15	4,043,783.50	0.00	0.00	4,053,884.65	872,273,646.24

X-A	07336YAG0	1.280686%	610,746,000.00	610,534,747.39	0.00	651,585.84	0.00	0.00	651,585.84	610,524,646.24
X-B	07336YAH8	0.941779%	175,590,000.00	175,590,000.00	0.00	137,805.82	0.00	0.00	137,805.82	175,590,000.00
X-D	07336YAK1	2.558910%	27,265,000.00	27,265,000.00	0.00	58,140.57	0.00	0.00	58,140.57	27,265,000.00
X-F	07336YAM7	2.558910%	16,359,000.00	16,359,000.00	0.00	34,884.34	0.00	0.00	34,884.34	16,359,000.00
X-G	07336YAP0	2.558910%	10,907,000.00	10,907,000.00	0.00	23,258.36	0.00	0.00	23,258.36	10,907,000.00
Notional SubTotal			840,867,000.00	840,655,747.39	0.00	905,674.93	0.00	0.00	905,674.93	840,645,646.24

Deal Distribution Total					10,101.15	4,949,458.43	0.00	0.00	4,959,559.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336YAA3	687.49613905	14.94252959	2.79352071	0.00000000	0.00000000	0.00000000	0.00000000	17.73605030	672.55360947
A-2	07336YAB1	1,000.00000000	0.00000000	4.28083335	0.00000000	0.00000000	0.00000000	0.00000000	4.28083335	1,000.00000000
A-3	07336YAC9	1,000.00000000	0.00000000	4.67416667	0.00000000	0.00000000	0.00000000	0.00000000	4.67416667	1,000.00000000
A-S	07336YAD7	1,000.00000000	0.00000000	4.87666667	0.00000000	0.00000000	0.00000000	0.00000000	4.87666667	1,000.00000000
B	07336YAE5	1,000.00000000	0.00000000	5.00166659	0.00000000	0.00000000	0.00000000	0.00000000	5.00166659	1,000.00000000
C	07336YAF2	1,000.00000000	0.00000000	4.79666676	0.00000000	0.00000000	0.00000000	0.00000000	4.79666676	1,000.00000000
D	07336YAR6	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
E	07336YAT2	1,000.00000000	0.00000000	3.54166648	0.00000000	0.00000000	0.00000000	0.00000000	3.54166648	1,000.00000000
F	07336YAV7	1,000.00000000	0.00000000	3.54166697	0.00000000	0.00000000	0.00000000	0.00000000	3.54166697	1,000.00000000
G	07336YAX3	1,000.00000000	0.00000000	3.54166682	0.00000000	0.00000000	0.00000000	0.00000000	3.54166682	1,000.00000000
H-RR	07336YAZ8	1,000.00000000	0.00000000	5.67537372	(0.00128209)	0.02001865	0.00000000	0.00000000	5.67537372	1,000.00000000
R	07336YBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336YAG0	999.65410726	0.00000000	1.06686878	0.00000000	0.00000000	0.00000000	0.00000000	1.06686878	999.63756822
X-B	07336YAH8	1,000.00000000	0.00000000	0.78481588	0.00000000	0.00000000	0.00000000	0.00000000	0.78481588	1,000.00000000
X-D	07336YAK1	1,000.00000000	0.00000000	2.13242509	0.00000000	0.00000000	0.00000000	0.00000000	2.13242509	1,000.00000000
X-F	07336YAM7	1,000.00000000	0.00000000	2.13242496	0.00000000	0.00000000	0.00000000	0.00000000	2.13242496	1,000.00000000
X-G	07336YAP0	1,000.00000000	0.00000000	2.13242505	0.00000000	0.00000000	0.00000000	0.00000000	2.13242505	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	1,888.42	0.00	1,888.42	0.00	0.00	0.00	1,888.42	0.00
A-2	07/01/26 - 07/30/26	30	0.00	444,187.83	0.00	444,187.83	0.00	0.00	0.00	444,187.83	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,366,567.98	0.00	2,366,567.98	0.00	0.00	0.00	2,366,567.98	0.00
X-A	07/01/26 - 07/30/26	30	0.00	651,585.84	0.00	651,585.84	0.00	0.00	0.00	651,585.84	0.00
X-B	07/01/26 - 07/30/26	30	0.00	137,805.82	0.00	137,805.82	0.00	0.00	0.00	137,805.82	0.00
X-D	07/01/26 - 07/30/26	30	0.00	58,140.57	0.00	58,140.57	0.00	0.00	0.00	58,140.57	0.00
X-F	07/01/26 - 07/30/26	30	0.00	34,884.34	0.00	34,884.34	0.00	0.00	0.00	34,884.34	0.00
X-G	07/01/26 - 07/30/26	30	0.00	23,258.36	0.00	23,258.36	0.00	0.00	0.00	23,258.36	0.00
A-S	07/01/26 - 07/30/26	30	0.00	473,353.65	0.00	473,353.65	0.00	0.00	0.00	473,353.65	0.00
B	07/01/26 - 07/30/26	30	0.00	207,289.07	0.00	207,289.07	0.00	0.00	0.00	207,289.07	0.00
C	07/01/26 - 07/30/26	30	0.00	177,865.20	0.00	177,865.20	0.00	0.00	0.00	177,865.20	0.00
D	07/01/26 - 07/30/26	30	0.00	65,662.50	0.00	65,662.50	0.00	0.00	0.00	65,662.50	0.00
E	07/01/26 - 07/30/26	30	0.00	30,901.04	0.00	30,901.04	0.00	0.00	0.00	30,901.04	0.00
F	07/01/26 - 07/30/26	30	0.00	57,938.13	0.00	57,938.13	0.00	0.00	0.00	57,938.13	0.00
G	07/01/26 - 07/30/26	30	0.00	38,628.96	0.00	38,628.96	0.00	0.00	0.00	38,628.96	0.00
H-RR	07/01/26 - 07/30/26	30	669.90	179,460.17	0.00	179,460.17	(40.55)	0.00	0.00	179,500.72	633.15
Totals			669.90	4,949,417.88	0.00	4,949,417.88	(40.55)	0.00	0.00	4,949,458.43	633.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,959,559.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,962,134.06	Master Servicing Fee	2,823.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,112.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.57
ARD Interest	0.00	Operating Advisor Fee	1,179.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	225.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,962,134.06	Total Fees	12,716.13

Principal		Expenses/Reimbursements
Scheduled Principal	10,101.15	Reimbursement for Interest on Advances	(40.55)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,101.15	Total Expenses/Reimbursements	(40.55)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,949,458.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,101.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,959,559.58
Total Funds Collected	4,972,235.21	Total Funds Distributed	4,972,235.16

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	872,283,747.39	872,283,747.39	Beginning Certificate Balance	872,283,747.39
(-) Scheduled Principal Collections	10,101.15	10,101.15	(-) Principal Distributions	10,101.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	872,273,646.24	872,273,646.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	872,283,747.39	872,283,747.39	Ending Certificate Balance	872,273,646.24
Ending Actual Collateral Balance	872,273,646.24	872,273,646.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	20	119,361,108.00	13.68%	39	6.8597	1.509612	1.29 or less	9	265,130,646.24	30.40%	40	6.5442	1.102748
10,000,000 to 14,999,999	7	86,568,646.24	9.92%	39	6.7221	1.747400	1.30 to 1.49	14	122,920,000.00	14.09%	39	7.2289	1.372585
15,000,000 to 19,999,999	3	52,500,000.00	6.02%	39	7.5221	1.813238	1.50 to 1.79	10	166,083,000.00	19.04%	39	6.6433	1.626949
20,000,000 to 29,999,999	11	257,191,892.00	29.49%	39	6.4701	1.600753	1.80 to 1.99	10	213,000,000.00	24.42%	39	6.2157	1.872958
30,000,000 to 39,999,999	2	65,500,000.00	7.51%	39	6.7033	1.036260	2.00 to 2.49	5	92,640,000.00	10.62%	39	6.7658	2.086399
40,000,000 to 54,999,999	5	225,152,000.00	25.81%	39	6.3895	1.698267	2.50 or more	1	12,500,000.00	1.43%	39	6.7750	2.750000
55,000,000 or greater	1	66,000,000.00	7.57%	40	6.4400	1.050000	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	88,000,000.00	10.09%	40	6.7284	2.067273
							Industrial	2	13,470,000.00	1.54%	40	7.3770	1.451463
Colorado	2	9,095,047.62	1.04%	39	5.4540	1.284914
							Lodging	1	34,000,000.00	3.90%	40	7.6430	2.000000
Florida	2	37,976,190.48	4.35%	39	6.5354	1.061085
							Mixed Use	5	104,550,000.00	11.99%	38	6.6916	1.868838
Georgia	2	36,275,595.42	4.16%	38	7.2063	1.435359
							Mobile Home Park	2	10,876,000.00	1.25%	39	7.1293	1.481714
Illinois	1	5,066,666.67	0.58%	39	5.1797	1.220000
							Multi-Family	19	294,787,646.25	33.80%	39	6.6212	1.170674
Indiana	1	14,400,000.00	1.65%	40	7.3620	1.300000
							Office	3	88,450,000.00	10.14%	40	6.7363	1.837004
Kentucky	1	40,000,000.00	4.59%	39	6.8400	1.820000
							Other	1	4,800,000.00	0.55%	35	6.8200	1.340000
Louisiana	2	5,400,000.00	0.62%	40	7.0213	1.356389
							Retail	18	297,640,000.01	34.12%	39	6.3346	1.733047
Maryland	1	12,000,000.00	1.38%	38	6.4050	1.630000
							Self Storage	4	23,700,000.00	2.72%	39	6.7598	1.223861
Massachusetts	4	75,000,000.00	8.60%	39	6.4278	1.794000
							Totals	55	872,273,646.24	100.00%	39	6.6062	1.556734
Michigan	2	47,359,000.00	5.43%	39	6.6733	1.131180

Mississippi	1	22,000,000.00	2.52%	40	7.1650	1.550000

New Jersey	1	9,900,000.00	1.13%	39	6.3200	1.070000

New York	15	258,422,575.01	29.63%	40	6.1893	1.539104

Ohio	1	6,970,475.82	0.80%	40	6.4000	1.700000

Oregon	1	22,000,000.00	2.52%	39	6.8800	1.620000

Pennsylvania	1	34,000,000.00	3.90%	40	7.6430	2.000000

Tennessee	3	16,747,619.05	1.92%	40	6.7520	1.565721

Texas	7	86,860,476.19	9.96%	39	6.9232	1.312894

Virginia	3	36,400,000.00	4.17%	39	6.6678	1.372225

Washington	1	8,400,000.00	0.96%	39	7.1100	1.320000

Totals	55	872,273,646.24	100.00%	39	6.6062	1.556734

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	6	135,500,000.00	15.53%	39	5.4362	1.837638	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	5	152,900,000.00	17.53%	40	6.4125	1.373139	13 months to 24 months	48	867,473,646.24	99.45%	39	6.6050	1.557933
	6.50000 to 6.99900	21	379,253,646.24	43.48%	39	6.7361	1.566090	25 months or greater	1	4,800,000.00	0.55%	35	6.8200	1.340000
	7.00000 to 7.49900	14	164,850,000.00	18.90%	39	7.1908	1.390067	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
	7.50000 or greater	3	39,770,000.00	4.56%	40	7.6745	1.907146
	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	49	872,273,646.24	100.00%	39	6.6062	1.556734	Interest Only	48	858,495,000.00	98.42%	39	6.6004	1.561496
58 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	1	13,778,646.24	1.58%	40	6.9700	1.260000
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	48	806,273,646.24	92.43%	39	6.6198	1.598214			No outstanding loans in this group
	13 months to 24 months	1	66,000,000.00	7.57%	40	6.4400	1.050000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	872,273,646.24	100.00%	39	6.6062	1.556734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30511467	RT	Elmhurst	NY	Actual/360	5.370%	231,208.33	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	08/06/26
1A-4-1-1	30511484				Actual/360	5.370%	46,241.67	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
1A-4-6	30511489				Actual/360	5.370%	115,604.17	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	08/06/26
2	30322819	MF	Brooklyn	NY	Actual/360	6.440%	366,006.67	0.00	0.00	N/A	12/06/29	--	66,000,000.00	66,000,000.00	08/06/26
3A-1	30322820	RT	Various	Various	Actual/360	6.400%	221,546.67	0.00	0.00	N/A	12/01/29	--	40,200,000.00	40,200,000.00	08/01/26
3A-2	30322821				Actual/360	6.400%	136,675.56	0.00	0.00	N/A	12/01/29	--	24,800,000.00	24,800,000.00	08/01/26
4	30322824	OF	San Diego	CA	Actual/360	6.800%	304,488.89	0.00	0.00	N/A	12/06/29	--	52,000,000.00	52,000,000.00	08/06/26
5	30322825	MF	Kalamazoo	MI	Actual/360	6.650%	245,959.86	0.00	0.00	N/A	11/01/29	--	42,952,000.00	42,952,000.00	08/01/26
6A-2	30511556	RT	Lexington	KY	Actual/360	6.840%	235,600.00	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	08/06/26
7	30322826	MF	Tallahassee	FL	Actual/360	6.630%	202,675.42	0.00	0.00	N/A	11/06/29	--	35,500,000.00	35,500,000.00	08/06/26
8A-1	30322827	LO	Pittsburgh	PA	Actual/360	7.643%	111,885.03	0.00	0.00	N/A	12/06/29	--	17,000,000.00	17,000,000.00	08/06/26
8A-2	30322828				Actual/360	7.643%	111,885.03	0.00	0.00	N/A	12/06/29	--	17,000,000.00	17,000,000.00	08/06/26
9A-1-1	30511319	MU	Atlanta	GA	Actual/360	7.375%	139,028.72	0.00	0.00	N/A	10/06/29	--	21,891,892.00	21,891,892.00	08/06/26
9A-14-1	30511332				Actual/360	7.375%	25,520.07	0.00	0.00	N/A	10/06/29	--	4,018,469.00	4,018,469.00	08/06/26
9A-15-1	30511333				Actual/360	7.375%	25,972.05	0.00	0.00	N/A	10/06/29	--	4,089,639.00	4,089,639.00	08/06/26
10A-2	30511359	OF	Boston	MA	Actual/360	6.567%	50,894.25	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	08/06/26
10A-3-1	30511360				Actual/360	6.567%	50,894.25	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	08/06/26
10A-5	30511362				Actual/360	6.567%	33,929.50	0.00	0.00	N/A	11/06/29	--	6,000,000.00	6,000,000.00	08/06/26
10A-6-1	30511363				Actual/360	6.567%	33,929.50	0.00	0.00	N/A	11/06/29	--	6,000,000.00	6,000,000.00	08/06/26
11A-2	30511536	MF	Houston	TX	Actual/360	6.790%	175,408.33	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
12	30322829	RT	McKinney	TX	Actual/360	6.740%	150,901.11	0.00	0.00	N/A	11/06/29	--	26,000,000.00	26,000,000.00	08/06/26
13	30511583	MF	New York	NY	Actual/360	7.040%	154,586.67	0.00	0.00	N/A	12/06/29	--	25,500,000.00	25,500,000.00	08/06/26
14A-2	30511147	MU	Watertown	MA	Actual/360	5.795%	124,753.47	0.00	0.00	N/A	09/01/29	--	25,000,000.00	25,000,000.00	08/01/26
15	30322830	MU	Oxnard	CA	Actual/360	6.545%	132,445.35	0.00	0.00	N/A	11/06/29	--	23,500,000.00	23,500,000.00	08/06/26
16	30511527	RT	Bend	OR	Actual/360	6.880%	130,337.78	0.00	0.00	N/A	11/06/29	--	22,000,000.00	22,000,000.00	08/06/26
17	30322831	RT	Meridian	MS	Actual/360	7.165%	135,736.94	0.00	0.00	N/A	12/06/29	--	22,000,000.00	22,000,000.00	08/06/26
18	30322832	RT	Manassas	VA	Actual/360	6.680%	123,672.78	0.00	0.00	N/A	11/06/29	--	21,500,000.00	21,500,000.00	08/06/26
19A-3-2	30322833	MF	Various	Various	Actual/360	5.180%	89,206.12	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20A-2	30322835	Various Lawrence		MA	Actual/360	7.010%	83,000.35	0.00	0.00	N/A	12/06/29	--	13,750,000.00	13,750,000.00	08/06/26
20A-6	30322839				Actual/360	7.010%	37,727.43	0.00	0.00	N/A	12/06/29	--	6,250,000.00	6,250,000.00	08/06/26
21	30322844	MF	Houston	TX	Actual/360	7.300%	116,293.06	0.00	0.00	N/A	09/06/29	--	18,500,000.00	18,500,000.00	08/06/26
22	30322845	MF	Indianapolis	IN	Actual/360	7.362%	91,288.80	0.00	0.00	N/A	12/06/29	--	14,400,000.00	14,400,000.00	08/06/26
23	30322846	MF	Bronx	NY	Actual/360	6.970%	82,759.30	10,101.15	0.00	N/A	12/06/29	--	13,788,747.39	13,778,646.24	08/06/26
24	30322847	MU	Culver City	CA	Actual/360	6.775%	72,925.35	0.00	0.00	N/A	11/06/29	--	12,500,000.00	12,500,000.00	08/06/26
25	30322848	MF	Hagerstown	MD	Actual/360	6.405%	66,185.00	0.00	0.00	N/A	10/06/29	--	12,000,000.00	12,000,000.00	08/06/26
26	30322849	RT	Monsey	NY	Actual/360	6.730%	58,764.12	0.00	0.00	N/A	10/06/29	--	10,140,000.00	10,140,000.00	08/06/26
27	30511447	SS	Sicklerville	NJ	Actual/360	6.320%	53,878.00	0.00	0.00	N/A	11/06/29	--	9,900,000.00	9,900,000.00	08/06/26
28	30322850	MH	Moneta	VA	Actual/360	7.170%	58,037.17	0.00	0.00	N/A	11/01/29	--	9,400,000.00	9,400,000.00	08/01/26
29	30322851	SS	Spokane	WA	Actual/360	7.110%	51,429.00	0.00	0.00	N/A	11/01/29	--	8,400,000.00	8,400,000.00	08/01/26
30	30322852	IN	Hermitage	TN	Actual/360	7.015%	46,513.35	0.00	0.00	N/A	12/06/29	--	7,700,000.00	7,700,000.00	08/06/26
31	30322853	MF	Brooklyn	NY	Actual/360	6.870%	36,973.96	0.00	0.00	N/A	12/06/29	--	6,250,000.00	6,250,000.00	07/06/26
32	30511530	RT	Madison	TN	Actual/360	7.213%	37,267.17	0.00	0.00	N/A	12/06/29	--	6,000,000.00	6,000,000.00	08/06/26
33	30322854	IN	Forney	TX	Actual/360	7.860%	39,053.28	0.00	0.00	N/A	12/06/29	--	5,770,000.00	5,770,000.00	08/06/26
34	30322855	MF	Blacksburg	VA	Actual/360	5.762%	27,289.47	0.00	0.00	N/A	10/06/29	--	5,500,000.00	5,500,000.00	08/06/26
35	30322856	98	Garland	TX	Actual/360	6.820%	28,189.33	0.00	0.00	N/A	07/01/29	--	4,800,000.00	4,800,000.00	08/01/26
36	30322857	MF	Holland	MI	Actual/360	6.900%	26,184.93	0.00	0.00	N/A	11/01/29	--	4,407,000.00	4,407,000.00	08/01/26
37	30511525	SS	Shreveport	LA	Actual/360	7.230%	18,366.21	0.00	0.00	N/A	12/06/29	--	2,950,000.00	2,950,000.00	08/06/26
38	30322858	SS	Lake Charles	LA	Actual/360	6.770%	14,282.82	0.00	0.00	N/A	12/06/29	--	2,450,000.00	2,450,000.00	08/06/26
39	30322859	MH	Rifle	CO	Actual/360	6.870%	8,731.77	0.00	0.00	N/A	11/01/29	--	1,476,000.00	1,476,000.00	08/01/26
Totals							4,962,134.06	10,101.15	0.00				872,283,747.39	872,273,646.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	49,729,421.16	13,873,174.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4-1-1	49,729,421.16	13,873,174.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4-6	49,729,421.16	13,873,174.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,570,936.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	10,895,920.54	2,808,645.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	10,895,920.54	2,808,645.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,232,282.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,405,081.00	3,267,518.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	12,619,980.81	12,962,321.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,021,566.05	639,077.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	6,267,637.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	6,267,637.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-1	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-14-1	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-15-1	28,230,307.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2	16,473,474.84	3,277,076.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-3-1	16,473,474.84	3,277,076.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-5	16,473,474.84	3,277,076.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-6-1	16,473,474.84	3,277,076.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2	6,347,647.74	1,515,175.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,806,855.67	704,779.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,378,256.16	542,164.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	14,746,896.65	3,068,525.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,356,709.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,693,433.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,064,832.34	681,675.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,868,788.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-3-2	39,863,284.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20A-2	8,093,306.44	7,945,868.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-6	8,093,306.44	7,945,868.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,036,407.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,437,373.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,410,207.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,427,547.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,302,075.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,562,878.35	1,654,524.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	650,368.97	682,376.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,029,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	807,202.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	862,490.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	576,401.68	0.00	--	--	--	0.00	0.00	36,960.51	36,960.51	0.00	0.00
32	835,794.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	683,565.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	561,737.22	552,653.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	446,200.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	516,885.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	298,500.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	233,882.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	171,227.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	475,113,939.97	102,507,648.86				0.00	0.00	36,960.51	36,960.51	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606193%	6.589263%	39
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606197%	6.589268%	40
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606202%	6.589273%	41
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606206%	6.589277%	42
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606212%	6.589282%	43
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606216%	6.589286%	44
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606223%	6.589294%	45
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606227%	6.589298%	46
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606231%	6.589302%	47
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606236%	6.589307%	48
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606240%	6.589311%	49
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.606245%	6.589316%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	30322853	07/06/26	0	B	36,960.51	36,960.51	0.00	6,250,000.00
Totals					36,960.51	36,960.51	0.00	6,250,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,800,000	4,800,000	0		0
37 - 48 Months		867,473,646	867,473,646	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	872,273,646	872,273,646	0	0	0	0
Jul-26	872,283,747	872,283,747	0	0	0	0
Jun-26	872,296,444	872,296,444	0	0	0	0
May-26	872,306,410	872,306,410	0	0	0	0
Apr-26	872,318,976	872,318,976	0	0	0	0
Mar-26	872,328,806	872,328,806	0	0	0	0
Feb-26	872,346,576	872,346,576	0	0	0	0
Jan-26	872,356,242	872,356,242	0	0	0	0
Dec-25	872,365,850	872,365,850	0	0	0	0
Nov-25	872,378,073	872,378,073	0	0	0	0
Oct-25	872,387,552	872,387,552	0	0	0	0
Sep-25	872,399,649	872,399,649	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.06	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(70.61)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(40.55)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(40.55)

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Supplemental Notes
None

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